Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Motor vehicle [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives [Line Items]
Estimated useful lives (years)	4 years	4 years
Motor vehicle [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives [Line Items]
Estimated useful lives (years)	5 years	5 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives [Line Items]
Estimated useful lives (years)	3 years